Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Tax Assets and Liabilities
16.	DEFERRED TAX ASSETS AND LIABILITIES
The components of deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements are as follows:

	Assets		Liabilities		Net Balance
	201 8	201 9	201 8	201 9	201 8	201 9
	RMB	RMB	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,925	1,953	—	—	1,925	1,953
Property, plant and equipment, and others	4,580	4,862	(13,022)	(18,831)	(8,442)	(13,969)
Right-of-use assets and lease liabilities	—	744	—	—	—	744
Deferred revenues and installation costs	39	18	(29)	(13)	10	5
Equity instruments at fair value through other comprehensive income	—	—	(87)	(234)	(87)	(234)

Deferred tax assets/(liabilities)	6,544	7,577	(13,138)	(19,078)	(6,594)	(11,501)

	Balance at January 1, 2017	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2017
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,531	95	1,626
Property, plant and equipment, and others	(1,006)	(3,001)	(4,007)
Deferred revenues and installation costs	35	(16)	19
Available-for-sale equity securities	(269)	100	(169)

Net deferred tax assets/(liabilities)	291	(2,822)	(2,531)

	Balance at December 31, 2017	Changes in accounting policies	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2018
	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,626	203	96	1,925
Property, plant and equipment, and others	(4,007)	(1,066)	(3,369)	(8,442)
Deferred revenues and installation costs	19	—	(9)	10
Available-for-sale equity securities	(169)	169	—	—
Equity instruments at fair value through other comprehensive income	—	(169)	82	(87)

Net deferred tax liabilities	(2,531)	(863)	(3,200)	(6,594)

	Balance at December 31, 2018	Change in accounting policy	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2019
	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for cre dit los ses	1,925	—	28	1,953
Property, plant and equipment, and others	(8,442)	—	(5,527)	(13,969)
Right-of-use assets and lease liabilities	—	676	68	744
Deferred revenues and installation costs	10	—	(5)	5
Equity instruments at fair value through other comprehensive income	(87)	—	(147)	(234)

Net deferred tax liabilities	(6,594)	676	(5,583)	(11,501)